RISK MANAGEMENT - Concentration of loans by economic sector (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
RISK MANAGEMENT
Loans and advances	$ 253,951,647	$ 269,923,739
Loans and Advances
RISK MANAGEMENT
Loans and advances	253,951,647	269,923,739
Loans and Advances | Agriculture
RISK MANAGEMENT
Loans and advances	7,651,762	8,128,406
Loans and Advances | Petroleum and Mining Products
RISK MANAGEMENT
Loans and advances	2,080,761	895,774
Loans and Advances | Food, Beverages and Tobacco
RISK MANAGEMENT
Loans and advances	10,036,365	10,938,428
Loans and Advances | Chemical Production
RISK MANAGEMENT
Loans and advances	4,324,717	5,061,495
Loans and Advances | Government
RISK MANAGEMENT
Loans and advances	9,257,155	6,831,479
Loans and Advances | Construction
RISK MANAGEMENT
Loans and advances	21,763,817	25,895,135
Loans and Advances | Commerce and Tourism
RISK MANAGEMENT
Loans and advances	34,871,879	38,532,429
Loans and Advances | Transport and Communications
RISK MANAGEMENT
Loans and advances	9,925,494	11,070,003
Loans and Advances | Public Services
RISK MANAGEMENT
Loans and advances	13,044,826	11,806,268
Loans and Advances | Consumer Services
RISK MANAGEMENT
Loans and advances	91,998,207	98,606,064
Loans and Advances | Commercial Services
RISK MANAGEMENT
Loans and advances	34,692,184	34,884,002
Loans and Advances | Other Industries and Manufactured Products
RISK MANAGEMENT
Loans and advances	14,304,480	17,274,256
Loans and Advances | Colombia
RISK MANAGEMENT
Loans and advances	185,351,529	184,166,082
Loans and Advances | Colombia | Agriculture
RISK MANAGEMENT
Loans and advances	5,162,973	4,822,190
Loans and Advances | Colombia | Petroleum and Mining Products
RISK MANAGEMENT
Loans and advances	1,846,238	751,401
Loans and Advances | Colombia | Food, Beverages and Tobacco
RISK MANAGEMENT
Loans and advances	9,147,936	9,725,211
Loans and Advances | Colombia | Chemical Production
RISK MANAGEMENT
Loans and advances	4,299,308	5,029,722
Loans and Advances | Colombia | Government
RISK MANAGEMENT
Loans and advances	8,369,707	6,826,772
Loans and Advances | Colombia | Construction
RISK MANAGEMENT
Loans and advances	16,202,035	17,828,783
Loans and Advances | Colombia | Commerce and Tourism
RISK MANAGEMENT
Loans and advances	23,803,830	24,841,275
Loans and Advances | Colombia | Transport and Communications
RISK MANAGEMENT
Loans and advances	9,574,318	10,345,263
Loans and Advances | Colombia | Public Services
RISK MANAGEMENT
Loans and advances	11,758,265	10,121,410
Loans and Advances | Colombia | Consumer Services
RISK MANAGEMENT
Loans and advances	59,032,642	59,437,125
Loans and Advances | Colombia | Commercial Services
RISK MANAGEMENT
Loans and advances	27,474,593	24,688,401
Loans and Advances | Colombia | Other Industries and Manufactured Products
RISK MANAGEMENT
Loans and advances	8,679,684	9,748,529
Loans and Advances | Foreign countries
RISK MANAGEMENT
Loans and advances	68,600,118	85,757,657
Loans and Advances | Foreign countries | Agriculture
RISK MANAGEMENT
Loans and advances	2,488,789	3,306,216
Loans and Advances | Foreign countries | Petroleum and Mining Products
RISK MANAGEMENT
Loans and advances	234,523	144,373
Loans and Advances | Foreign countries | Food, Beverages and Tobacco
RISK MANAGEMENT
Loans and advances	888,429	1,213,217
Loans and Advances | Foreign countries | Chemical Production
RISK MANAGEMENT
Loans and advances	25,409	31,773
Loans and Advances | Foreign countries | Government
RISK MANAGEMENT
Loans and advances	887,448	4,707
Loans and Advances | Foreign countries | Construction
RISK MANAGEMENT
Loans and advances	5,561,782	8,066,352
Loans and Advances | Foreign countries | Commerce and Tourism
RISK MANAGEMENT
Loans and advances	11,068,049	13,691,154
Loans and Advances | Foreign countries | Transport and Communications
RISK MANAGEMENT
Loans and advances	351,176	724,740
Loans and Advances | Foreign countries | Public Services
RISK MANAGEMENT
Loans and advances	1,286,561	1,684,858
Loans and Advances | Foreign countries | Consumer Services
RISK MANAGEMENT
Loans and advances	32,965,565	39,168,939
Loans and Advances | Foreign countries | Commercial Services
RISK MANAGEMENT
Loans and advances	7,217,591	10,195,601
Loans and Advances | Foreign countries | Other Industries and Manufactured Products
RISK MANAGEMENT
Loans and advances	$ 5,624,796	$ 7,525,727